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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 12/31/12

Check here if Amendment: |_|; Amendment Number:

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	Glazer Capital, LLC

Address:623 Fifth Ave, Suite 2502,
   	New York, NY 10022



Form 13F File Number: 028-11674

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Paul Glazer
Title: President, CEO Glazer Capital, LLC
Phone: (212) 808-7394


Signature, Place, and Date of Signing:

Paul J Glazer			New York, NY		     14 February 2013
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE


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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 33,975,621
Form 13F Information Table Value Total: $ 198,070,623



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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12/31/2012                                          	1


USD


ITEM1				ITEM 2		ITEM 3	  	ITEM 4  	 ITEM 5  	ITEM 6		SHARED
NAME OF ISSUER			TITLE  		CUSIP 		FAIR MKT   	SHRS OR  	SOLE	SHARED	OTHER
				CLASS		NUMBER		VALUE		PRIN AMOUNT  	(A)	(B)	(C)

AETNA INC NEW			COM		00817Y 10 8	354,549 	7,656 		X
ALTERRA CAPITAL HOLDINGS LIM	COM		G0229R 10 8	278,884 	9,893 		X
AMERICAN RLTY CAP TR INC	COM		02917L 10 1	1,220,874 	105,795 	X
AMERISTAR CASINOS INC		COM		03070Q 10 1	1,299,982 	49,542 		X
ARBITRON INC			COM		03875Q 10 8	233,493 	5,002 		X
CARIBOU COFFEE INC		COM		142042 20 9	1,474,909 	91,100 		X
CLEARWIRE CORP NEW		CALL		18538Q 90 5	8,000 	 	200 		X
CLEARWIRE CORP NEW		CL A		18538Q 10 5	5,213,251 	1,803,893 	X
COVENTRY HEALTH CARE INC	COM		222862 10 4	5,432,724 	121,185 	X
ELOQUA INC			COM		290139 10 4	4,674,075 	198,138 	X
FOCUS MEDIA HLDG LTD		SPONSORED ADR	34415V 10 9	4,551,291 	177,300 	X
INTERMEC INC			CALL		458786 90 0	36,000 	 	150 		X
INTERMEC INC			COM		458786 10 0	4,988,825 	505,966 	X
KINROSS GOLD CORP		NOTE 1.75% 3/1	496902 AD 9	2,996,250 	3,000,000 	X
NEXEN INC			COM		65334H 10 2	1,077,600 	40,000 		X
NRG ENERGY INC			COM NEW		629377 50 8	249,464 	10,851 		X
PLAINS EXPL& PRODTN CO		COM		726505 10 0	3,027,630 	64,500 		X
PSS WORLD MEDICAL INC		COM		69366A 10 0	15,935,984 	551,800 	X
RALCORP HOLDINGS INC NEW	COM		751028 10 1	25,340,738 	282,663 	X
REALTY INCOME CORP		COM		756109 10 4	45,437 	 	1,130 		X
SANDISK CORP			NOTE 1% 5/1	80004C AC 5	21,912,000 	22,000,000 	X
SEALY CORP			SR SECD 3RD 8%	812139 40 0	22,394,335 	303,652 	X
SPARTECH CORP			COM NEW		847220 20 9	8,107,619 	893,894 	X
SPRINT NEXTEL CORP		COM SER 1	852061 10 0	5,670,000 	1,000,000 	X
SPRINT NEXTEL CORP		PUT		852061 95 0	2,773,650 	4,510 		X
SUNRISE SENIOR LIVING INC	CALL		86768K 90 6	19,500 	 	100 		X
SUNRISE SENIOR LIVING INC	COM		86768K 10 6	14,977,230 	1,041,532 	X
TEAVANA HOLDINGS INC		COM		87819P 10 2	117,831 	7,602 	 	X
TNS INC				COM		872960 10 9	11,396,338 	549,751 	X
WARNACO GROUP INC		COM NEW		934390 40 2	30,148,004 	421,238 	X
WESTWAY GROUP INC		COM		96169B 10 0	50,685 	 	7,599 		X
YM BIOSCIENCES INC		COM		984238 10 5	2,063,470 	718,979 	X






			 				       $ 198,070,623	33,975,621



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